T. ROWE PRICE International Equity Index Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.1%
Tenaris (EUR)  30,122 569
Total Argentina (Cost $506) 569
AUSTRALIA 7.1%
Common Stocks 7.1%
ANZ Group Holdings  212,708 4,017
APA Group  89,931 379
Aristocrat Leisure  40,588 1,887
ASX  13,465 528
BHP Group  361,795 8,886
BlueScope Steel  30,472 398
Brambles  100,093 1,223
CAR Group  26,217 653
Cochlear  4,719 929
Coles Group  96,374 1,162
Commonwealth Bank of Australia  119,304 11,773
Computershare  36,828 801
CSL  34,547 5,964
Endeavour Group  105,721 276
Fortescue  121,567 1,424
Goodman Group  123,000 2,743
GPT Group  133,031 378
Insurance Australia Group  170,866 969
James Hardie Industries, CDI (1) 30,936 1,040
Lottery Corp  154,573 481
Macquarie Group  25,863 3,826
Medibank  191,257 472
Mineral Resources  12,283 262
Mirvac Group  274,027 331
National Australia Bank  219,394 5,406
Northern Star Resources  82,910 877
Orica  33,821 367
Origin Energy  124,237 801
Pro Medicus  3,991 683
Qantas Airways (1) 56,426 327
QBE Insurance Group  108,119 1,396
Ramsay Health Care  12,792 266
REA Group  3,670 563

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Reece  16,884 247
Rio Tinto  26,583 1,914
Santos  233,732 1,012
Scentre Group  361,243 817
SEEK  24,779 348
SGH  14,132 417
Sonic Healthcare  31,694 557
South32  314,478 646
Stockland  165,780 525
Suncorp Group  91,515 1,173
Telstra Group  280,845 686
Transurban Group  222,307 1,831
Treasury Wine Estates  56,350 374
Vicinity  268,719 364
Washington H. Soul Pattinson  16,593 350
Wesfarmers  81,061 3,818
Westpac Banking  245,409 5,092
WiseTech Global  13,243 1,002
Woodside Energy Group  135,898 2,071
Woolworths Group  87,575 1,647
Xero (1) 10,438 1,175
Total Australia (Cost $72,765) 87,554
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  24,155 1,485
OMV  10,227 421
Verbund  4,728 363
Total Austria (Cost $1,779) 2,269
BELGIUM 0.9%
Common Stocks 0.9%
Ageas  11,096 572
Anheuser-Busch InBev  64,228 3,165
Argenx (1) 4,276 2,823
D'ieteren Group (2) 1,598 268
Elia Group (2) 2,043 138
Groupe Bruxelles Lambert  5,767 400
KBC Group  16,491 1,265
Lotus Bakeries (2) 29 309
Sofina (2) 1,070 267

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Syensqo  5,146 405
UCB  9,058 1,762
Warehouses De Pauw  12,530 269
Total Belgium (Cost $9,298) 11,643
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  27,386 581
Total Chile (Cost $401) 581
DENMARK 2.6%
Common Stocks 2.6%
AP Moller - Maersk, Class A  204 295
AP Moller - Maersk, Class B (2) 317 468
Carlsberg, Class B  6,635 695
Coloplast, Class B (2) 9,080 1,046
Danske Bank  49,491 1,478
Demant (1)(2) 6,223 250
DSV (2) 14,608 2,910
Genmab (1) 4,528 890
Novo Nordisk, Class B  229,496 19,375
Novonesis, Class B (2) 25,289 1,450
Orsted (1)(2) 12,093 466
Pandora  5,901 1,129
ROCKWOOL, Class B  651 231
Tryg (2) 23,543 477
Vestas Wind Systems (1)(2) 72,736 1,000
Zealand Pharma (1)(2) 4,439 451
Total Denmark (Cost $21,759) 32,611
EUROPE/FAR EAST 0.1%
Equity Funds 0.1%
iShares Core MSCI EAFE, ETF (USD)  21,443 1,578
Total Europe/Far East (Cost $1,426) 1,578
FINLAND 1.0%
Common Stocks 1.0%
Elisa  9,878 425

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Fortum  31,156 453
Kesko, Class B  18,969 364
Kone, Class B  24,435 1,265
Metso (2) 43,177 428
Neste  29,380 372
Nokia  382,198 1,802
Nordea Bank  225,647 2,684
Orion, Class B  7,511 408
Sampo, Class A  35,509 1,466
Stora Enso, Class R  40,425 448
UPM-Kymmene  38,396 1,132
Wartsila  34,929 660
Total Finland (Cost $12,098) 11,907
FRANCE 11.1%
Common Stocks 11.1%
Accor  13,538 696
Aeroports de Paris  2,407 274
Air Liquide  41,249 7,205
Airbus  42,388 7,332
Alstom (1) 24,038 476
Amundi  4,264 300
ArcelorMittal  32,574 812
Arkema  3,909 312
AXA  125,725 4,770
BioMerieux  2,877 349
BNP Paribas  72,657 4,963
Bollore  49,519 293
Bouygues  13,170 419
Bureau Veritas  22,064 689
Capgemini  11,131 2,023
Carrefour  37,667 537
Cie de Saint-Gobain  32,430 3,041
Cie Generale des Etablissements Michelin  47,917 1,666
Covivio  3,876 206
Credit Agricole  76,581 1,153
Danone  46,141 3,232
Dassault Aviation  1,365 308
Dassault Systemes  47,969 1,873
Edenred  17,021 587
Eiffage  5,105 456
Engie  130,740 2,158

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
EssilorLuxottica  21,216 5,823
Eurazeo  2,906 240
Eurofins Scientific  9,382 503
Euronext  5,430 631
Gecina  3,195 312
Getlink  21,008 336
Hermes International  2,260 6,357
Ipsen  2,620 323
Kering  5,348 1,400
Klepierre  14,942 445
La Francaise des Jeux SACA  7,077 269
L'Oreal  17,134 6,357
Legrand  18,786 1,915
Louis Hachette Group (1) 45,164 60
LVMH Moet Hennessy Louis Vuitton  19,606 14,340
Orange  133,674 1,438
Pernod Ricard  14,533 1,660
Publicis Groupe  16,406 1,745
Renault  13,348 685
Rexel  15,533 411
Safran  25,912 6,423
Sanofi  81,443 8,851
Sartorius Stedim Biotech  2,027 467
Schneider Electric  38,987 9,888
SEB  1,530 146
Societe Generale  51,681 1,673
Sodexo  6,144 455
STMicroelectronics (2) 49,120 1,097
Teleperformance  3,796 355
Thales  6,672 1,080
TotalEnergies  153,871 8,914
Unibail-Rodamco-Westfield  8,226 689
Veolia Environnement  50,506 1,441
Vinci  35,732 3,867
Vivendi  45,164 128
Total France (Cost $103,291) 136,854
GERMANY 9.3%
Common Stocks 9.0%
adidas  11,583 3,054
Allianz  27,935 9,109
BASF  63,814 3,074

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Bayer  70,488 1,577
Bayerische Motoren Werke  20,784 1,688
Bechtle (2) 6,174 207
Beiersdorf (2) 7,148 956
Brenntag  9,025 568
Carl Zeiss Meditec (2) 2,796 170
Commerzbank (2) 68,121 1,315
Continental  7,640 543
Covestro (1) 12,470 767
CTS Eventim  4,334 423
Daimler Truck Holding  35,444 1,561
Delivery Hero (1)(2) 12,963 335
Deutsche Bank (2) 135,571 2,654
Deutsche Boerse  13,457 3,324
Deutsche Lufthansa  41,669 270
Deutsche Post  72,955 2,627
Deutsche Telekom  248,941 8,352
E.ON  160,889 1,906
Evonik Industries  17,800 334
Fresenius (1) 30,387 1,163
Fresenius Medical Care  14,264 709
GEA Group  10,772 569
Hannover Rueck  4,337 1,143
Heidelberg Materials  9,810 1,380
Henkel  7,217 557
Infineon Technologies  93,325 3,068
Knorr-Bremse  5,038 398
LEG Immobilien  5,172 426
Mercedes-Benz Group  53,523 3,256
Merck  9,278 1,401
MTU Aero Engines  3,865 1,320
Muenchener Rueckversicherungs-Gesellschaft  9,547 5,175
Nemetschek  4,010 479
Puma  7,331 230
QIAGEN (2) 14,978 665
Rational  355 315
Rheinmetall  3,118 2,438
RWE (2) 45,394 1,407
SAP  74,411 20,506
Scout24  5,208 506
Siemens  54,180 11,615
Siemens Energy (1) 45,752 2,722
Siemens Healthineers  20,289 1,152

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Symrise  9,561 979
Talanx  4,483 381
Vonovia  53,126 1,625
Zalando (1) 15,577 581
110,980
Preferred Stocks 0.3%
Bayerische Motoren Werke  3,888 296
Dr. Ing. h.c. F. Porsche  7,909 504
Henkel  12,180 1,064
Porsche Automobil Holding  10,634 420
Sartorius  1,820 525
Volkswagen  14,798 1,509
4,318
Total Germany (Cost $84,709) 115,298
HONG KONG 1.8%
Common Stocks 1.8%
AIA Group  780,400 5,486
BOC Hong Kong Holdings  267,000 868
Brightoil Petroleum Holdings (1)(3) 109,000 —
CK Asset Holdings (2) 133,800 559
CK Hutchison Holdings  193,300 973
CK Infrastructure Holdings  44,000 300
CLP Holdings  118,400 984
Futu Holdings, ADR (USD)  3,896 377
Galaxy Entertainment Group  152,000 661
Hang Seng Bank  52,300 655
Henderson Land Development  101,773 282
HKT Trust & HKT  264,000 325
Hong Kong & China Gas  778,277 598
Hong Kong Exchanges & Clearing  86,100 3,370
Hongkong Land Holdings (USD)  76,700 334
Jardine Matheson Holdings (USD)  11,200 451
Link REIT  179,000 740
MTR  108,500 340
Power Assets Holdings  96,000 621
Sands China (1) 168,400 405
Sino Land  269,800 259
SITC International Holdings  93,000 221
Sun Hung Kai Properties  104,000 930
Swire Pacific, Class A  28,000 243

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Techtronic Industries  98,500 1,325
WH Group  579,000 452
Wharf Holdings (2) 74,000 181
Wharf Real Estate Investment  115,100 286
Total Hong Kong (Cost $21,119) 22,226
IRELAND 0.3%
Common Stocks 0.3%
AIB Group  129,376 761
Bank of Ireland Group  69,741 693
DCC (GBP)  6,867 473
Kerry Group, Class A  11,020 1,132
Kingspan Group  10,736 745
Total Ireland (Cost $2,973) 3,804
ISRAEL 0.9%
Common Stocks 0.9%
Azrieli Group  2,948 244
Bank Hapoalim  90,875 1,166
Bank Leumi Le-Israel  108,253 1,355
Check Point Software Technologies (USD) (1) 6,325 1,379
CyberArk Software (USD) (1) 3,106 1,152
Elbit Systems  1,854 561
Global-e Online (USD) (1) 6,959 417
ICL Group  53,761 320
Israel Discount Bank, Class A  85,907 628
Mizrahi Tefahot Bank  10,767 512
Monday.com (USD) (1) 2,601 664
Nice (1) 4,366 730
Teva Pharmaceutical Industries, ADR (USD) (1) 81,205 1,440
Total Israel (Cost $6,424) 10,568
ITALY 2.7%
Common Stocks 2.7%
Amplifon  8,648 231
Banco BPM  89,441 786
BPER Banca  72,525 494
Davide Campari-Milano  42,754 247
DiaSorin  1,555 166

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Enel  580,764 4,128
Eni  164,495 2,316
Ferrari  9,003 3,863
FinecoBank Banca Fineco  42,432 806
Generali  67,433 2,135
Infrastrutture Wireless Italiane  23,339 243
Intesa Sanpaolo  1,044,300 4,520
Leonardo  28,106 878
Mediobanca Banca di Credito Finanziario  34,708 567
Moncler  16,830 1,065
Nexi (1)(2) 33,800 172
Poste Italiane  31,746 482
Prysmian  20,170 1,403
Recordati Industria Chimica e Farmaceutica  7,261 441
Snam (2) 140,040 648
Stellantis, Borsa Italiana S.P.A  140,814 1,880
Telecom Italia (1)(2) 691,977 190
Terna - Rete Elettrica Nazionale  97,710 806
UniCredit  105,184 4,830
Unipol Assicurazioni  27,404 371
Total Italy (Cost $26,016) 33,668
JAPAN 21.7%
Common Stocks 21.7%
Advantest  54,900 3,035
Aeon (2) 47,200 1,144
AGC  13,600 393
Aisin  36,600 414
Ajinomoto  33,500 1,343
ANA Holdings  11,100 208
Asahi Group Holdings  104,100 1,128
Asahi Kasei  87,200 592
Asics  49,300 1,099
Astellas Pharma  130,080 1,261
Bandai Namco Holdings  42,800 1,062
Bridgestone  41,000 1,471
Brother Industries  16,200 285
Canon  66,900 2,156
Capcom  24,100 550
Central Japan Railway  55,700 1,033
Chiba Bank (2) 39,700 338
Chubu Electric Power  44,800 467

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Chugai Pharmaceutical  48,100 2,074
Concordia Financial Group  73,000 424
Dai Nippon Printing  27,000 399
Daifuku  22,500 462
Dai-ichi Life Holdings  64,900 1,772
Daiichi Sankyo  125,300 3,493
Daikin Industries  18,900 2,220
Daito Trust Construction  4,100 439
Daiwa House Industry  42,700 1,345
Daiwa Securities Group  92,700 671
Denso  135,500 1,875
Dentsu Group  13,900 322
Disco  6,600 1,910
East Japan Railway  65,300 1,163
Eisai  17,600 521
ENEOS Holdings  196,520 988
FANUC  67,800 2,020
Fast Retailing (2) 13,700 4,512
Fuji Electric  9,400 448
FUJIFILM Holdings  80,300 1,769
Fujikura  18,200 733
Fujitsu  118,600 2,294
Hankyu Hanshin Holdings  15,900 405
Hikari Tsushin  1,200 274
Hitachi  330,700 8,314
Hitachi Construction Machinery  7,500 180
Honda Motor  320,800 3,036
Hoshizaki  7,600 281
Hoya  24,900 3,344
Hulic  32,000 282
Idemitsu Kosan (2) 61,860 413
Inpex  63,700 760
Isuzu Motors  41,000 551
ITOCHU  84,900 3,909
Japan Airlines  10,100 166
Japan Exchange Group  69,000 729
Japan Post Bank  104,200 1,078
Japan Post Holdings  138,200 1,443
Japan Post Insurance  13,400 261
Japan Real Estate Investment  445 314
Japan Tobacco  85,900 2,188
JFE Holdings  39,975 462
Kajima  27,600 491

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Kansai Electric Power  64,200 708
Kao  33,500 1,328
Kawasaki Kisen Kaisha  25,800 327
KDDI  109,700 3,655
Keyence  13,856 5,968
Kikkoman  47,200 494
Kirin Holdings  54,000 683
Kobe Bussan  10,500 239
Kokusai Electric  10,700 165
Komatsu  62,800 1,894
Konami Group  7,000 644
Kubota  67,900 852
Kyocera  92,500 960
Kyowa Kirin (2) 18,000 268
Lasertec (2) 5,600 582
LY  198,700 580
M3  30,700 279
Makita  16,600 491
Marubeni  102,200 1,519
MatsukiyoCocokara (2) 23,100 342
McDonald's Holdings Japan (2) 6,100 230
MEIJI Holdings  16,380 330
MINEBEA MITSUMI  25,300 406
Mitsubishi  238,700 3,807
Mitsubishi Chemical Group  94,200 481
Mitsubishi Electric  136,100 2,231
Mitsubishi Estate  77,700 1,129
Mitsubishi HC Capital  61,200 407
Mitsubishi Heavy Industries  229,000 3,351
Mitsubishi UFJ Financial Group  791,690 10,012
Mitsui  180,200 3,567
Mitsui Chemicals (2) 11,900 261
Mitsui Fudosan  191,500 1,728
Mitsui OSK Lines  24,800 843
Mizuho Financial Group  172,210 4,742
MonotaRO  17,500 302
MS&AD Insurance Group Holdings  92,100 1,910
Murata Manufacturing  117,600 1,848
NEC  17,600 1,746
Nexon  23,300 303
NIDEC  59,988 1,036
Nintendo  74,100 4,861
Nippon Building Fund  531 423

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Nippon Paint Holdings  65,800 415
Nippon Sanso Holdings  12,000 340
Nippon Steel  65,012 1,350
Nippon Telegraph & Telephone  2,075,100 2,043
Nippon Yusen KK  31,500 989
Nissan Motor (2) 162,400 444
Nissin Foods Holdings  13,900 311
Nitori Holdings  5,500 644
Nitto Denko  50,900 903
Nomura Holdings  215,900 1,404
Nomura Research Institute  27,181 918
NTT Data Group  45,500 883
Obayashi  45,000 604
Obic  22,400 669
Olympus  84,500 1,282
Omron  12,100 399
Ono Pharmaceutical  25,900 269
Oracle Corporation Japan  2,500 228
Oriental Land  78,200 1,758
ORIX  82,700 1,747
Osaka Gas  25,200 495
Otsuka  15,800 356
Otsuka Holdings  31,900 1,666
Pan Pacific International Holdings  26,400 735
Panasonic Holdings  167,095 1,705
Rakuten Group (1)(2) 104,500 656
Recruit Holdings  100,000 6,979
Renesas Electronics (1) 120,700 1,617
Resona Holdings  150,400 1,116
Ricoh  36,600 420
SBI Holdings  18,840 543
SCREEN Holdings  5,600 390
SCSK  10,800 239
Secom  30,200 1,016
Seiko Epson  20,000 361
Sekisui Chemical  26,200 434
Sekisui House (2) 42,900 986
Seven & i Holdings  158,256 2,526
SG Holdings  22,200 209
Shimadzu (2) 16,400 476
Shimano  5,400 758
Shin-Etsu Chemical  128,600 3,987
Shionogi  52,500 772

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Shiseido  27,700 465
Shizuoka Financial Group (2) 30,200 269
SMC  4,100 1,551
SoftBank  2,046,000 2,632
SoftBank Group  68,200 4,169
Sompo Holdings  63,900 1,782
Sony Group  445,100 9,823
Subaru  40,700 709
Sumitomo  78,100 1,693
Sumitomo Electric Industries  51,500 962
Sumitomo Metal Mining  17,100 391
Sumitomo Mitsui Financial Group  265,900 6,553
Sumitomo Mitsui Trust Group  46,624 1,172
Sumitomo Realty & Development  21,400 739
Suntory Beverage & Food  9,600 298
Suzuki Motor  112,800 1,350
Sysmex  34,900 667
T&D Holdings  34,000 647
Taisei (2) 11,400 478
Takeda Pharmaceutical  113,698 3,059
TDK  139,300 1,684
Terumo  96,100 1,804
TIS  14,700 325
Toho  7,700 347
Tokio Marine Holdings  134,100 4,423
Tokyo Electric Power Holdings (1) 106,000 278
Tokyo Electron  31,900 5,381
Tokyo Gas  24,600 696
Tokyu  36,800 420
TOPPAN Holdings  16,500 463
Toray Industries  96,300 668
TOTO  10,500 257
Toyota Industries  11,300 943
Toyota Motor  731,690 13,880
Toyota Tsusho  44,200 747
Trend Micro (1) 8,800 521
Unicharm  77,400 605
West Japan Railway  30,500 561
Yakult Honsha  17,800 325
Yamaha Motor  64,100 536
Yaskawa Electric (2) 16,500 479
Yokogawa Electric  15,800 347
Zensho Holdings  6,600 364

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
ZOZO  9,300 305
Total Japan (Cost $195,087) 268,456
NETHERLANDS 4.4%
Common Stocks 4.4%
ABN AMRO Bank, CVA  31,821 534
Adyen (1) 1,558 2,515
Aegon  93,769 612
AerCap Holdings (USD)  13,953 1,334
Akzo Nobel  11,860 674
ASM International  3,364 1,952
ASML Holding  28,474 21,064
ASR Nederland  11,007 542
BE Semiconductor Industries  5,354 683
Coca-Cola Europacific Partners (USD)  14,899 1,170
CVC Capital Partners (1) 15,648 371
DSM-Firmenich  13,355 1,363
EXOR  6,906 654
Havas (1) 45,164 71
Heineken  20,673 1,436
Heineken Holding  9,002 543
IMCD  3,958 620
ING Groep  235,932 3,921
JDE Peet's (2) 9,275 162
Koninklijke Ahold Delhaize  66,510 2,358
Koninklijke KPN  279,905 1,013
Koninklijke Philips (1) 57,316 1,580
NN Group  18,802 863
Prosus  97,741 3,734
Randstad (2) 7,536 325
Universal Music Group (2) 59,059 1,647
Wolters Kluwer  17,050 3,097
Total Netherlands (Cost $39,137) 54,838
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport  116,787 569
Fisher & Paykel Healthcare  42,254 894
Infratil  63,767 403
Mercury NZ  48,595 173

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Meridian Energy  90,517 301
Total New Zealand (Cost $1,787) 2,340
NORWAY 0.6%
Common Stocks 0.6%
Aker BP  21,946 458
DNB Bank  64,305 1,366
Equinor  60,080 1,447
Gjensidige Forsikring  13,890 285
Kongsberg Gruppen  6,109 725
Mowi  32,321 648
Norsk Hydro  97,663 576
Orkla  48,682 452
Salmar  4,584 242
Telenor  42,762 523
Yara International  11,498 344
Total Norway (Cost $6,202) 7,066
POLAND 0.0%
Common Stocks 0.0%
InPost (EUR) (1) 15,626 256
Total Poland (Cost $279) 256
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Espirito Santo (1)(3) 127,132 —
EDP  217,925 685
EDP Renovaveis  21,665 203
Galp Energia  32,276 540
Jeronimo Martins  19,667 388
Total Portugal (Cost $2,315) 1,816
RUSSIAN FEDERATION 0.0%
Common Stocks 0.0%
Evraz (GBP) (1)(3) 21,218 —
Total Russian Federation (Cost $137) —

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 1.6%
Common Stocks 1.6%
CapitaLand Ascendas REIT  259,597 492
CapitaLand Integrated Commercial Trust  404,878 578
CapitaLand Investment  162,700 293
DBS Group Holdings  142,250 4,656
Genting Singapore  420,000 232
Grab Holdings, Class A (USD) (1) 146,748 672
Keppel  101,200 503
Oversea-Chinese Banking  241,925 3,086
Sea, ADR (USD) (1) 26,462 3,223
Sembcorp Industries  62,000 254
Singapore Airlines  103,332 482
Singapore Exchange  59,500 535
Singapore Technologies Engineering  108,400 385
Singapore Telecommunications  533,950 1,305
United Overseas Bank  90,420 2,486
Wilmar International  133,400 305
Yangzijiang Shipbuilding Holdings  179,300 401
Total Singapore (Cost $15,025) 19,888
SPAIN 2.7%
Common Stocks 2.7%
Acciona (2) 1,717 193
ACS Actividades de Construccion y Servicios  12,417 632
ACS Actividades de Construccion y Servicios, Rights,
2/18/25 (1)(2) 12,417 6
Aena  5,396 1,162
Amadeus IT Group  32,239 2,359
Banco Bilbao Vizcaya Argentaria  411,474 4,685
Banco de Sabadell  377,806 891
Banco Santander  1,105,760 5,667
CaixaBank  286,524 1,734
Cellnex Telecom  38,101 1,276
Endesa  22,059 488
Ferrovial  34,158 1,458
Grifols (1)(2) 20,716 177
Iberdrola (1) 7,085 100
Iberdrola  438,811 6,201
Industria de Diseno Textil  77,901 4,229

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Redeia (2) 28,182 474
Repsol  84,729 985
Telefonica (2) 285,346 1,163
Total Spain (Cost $28,269) 33,880
SWEDEN 3.6%
Common Stocks 3.6%
AddTech, Class B (2) 18,052 527
Alfa Laval  20,867 930
Assa Abloy, Class B  71,763 2,199
Atlas Copco, Class A  191,986 3,207
Atlas Copco, Class B  111,935 1,664
Beijer Ref (2) 26,731 397
Boliden  18,995 570
Epiroc, Class A (2) 45,767 872
Epiroc, Class B  27,083 452
EQT  25,858 844
Essity, Class B  43,846 1,110
Evolution  12,212 937
Fastighets Balder, Class B (1) 46,028 327
Getinge, Class B (2) 15,885 312
H & M Hennes & Mauritz, Class B (2) 39,339 524
Hexagon, Class B  148,994 1,725
Holmen, Class B (2) 5,294 201
Industrivarden, Class A  8,499 302
Industrivarden, Class C  11,147 394
Indutrade (2) 18,976 522
Investment AB Latour, Class B (2) 10,283 269
Investor, Class B  123,673 3,522
L E Lundbergforetagen, Class B  5,278 254
Lifco, Class B (2) 16,189 531
Nibe Industrier, Class B (2) 105,246 422
Saab, Class B  22,244 481
Sagax, Class B (2) 15,261 336
Sandvik  76,530 1,579
Securitas, Class B (2) 34,154 435
Skandinaviska Enskilda Banken, Class A  113,782 1,613
Skanska, Class B  23,632 506
SKF, Class B  23,673 478
Spotify Technology (USD) (1) 10,933 5,997
Svenska Cellulosa, Class B (2) 42,117 580
Svenska Handelsbanken, Class A  104,891 1,160

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Swedbank, Class A  60,991 1,328
Swedish Orphan Biovitrum (1) 13,597 411
Tele2, Class B  37,961 423
Telefonaktiebolaget LM Ericsson, Class B  199,159 1,500
Telia (2) 163,843 483
Trelleborg, Class B (2) 14,795 557
Volvo, Class A  13,906 384
Volvo, Class B  113,563 3,129
Total Sweden (Cost $35,328) 44,394
SWITZERLAND 9.5%
Common Stocks 9.5%
ABB  112,840 6,144
Adecco Group (2) 11,698 279
Alcon  35,718 3,259
Avolta  6,360 287
Bachem Holding (2) 2,344 149
Baloise Holding  3,022 551
Banque Cantonale Vaudoise  2,092 211
Barry Callebaut (2) 248 273
BKW  1,467 250
Chocoladefabriken Lindt & Spruengli (2) 72 827
Chocoladefabriken Lindt & Spruengli, Registered Shares  8 905
Cie Financiere Richemont, Class A  38,357 7,415
Clariant  14,984 169
EMS-Chemie Holding (2) 488 345
Galderma Group (1) 5,783 704
Geberit  2,401 1,339
Givaudan  661 2,887
Helvetia Holding (2) 2,578 450
Holcim  37,237 3,732
Julius Baer Group  14,840 1,043
Kuehne + Nagel International  3,355 762
Logitech International  10,957 1,085
Lonza Group  5,161 3,273
Nestle  186,725 15,861
Novartis  140,475 14,705
Partners Group Holding  1,623 2,466
Roche Holding  2,222 739
Roche Holding, Genusschein  50,072 15,741
Sandoz Group  29,413 1,408
Schindler Holding  2,827 817

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Schindler Holding, Registered Shares  1,630 458
SGS  10,902 1,059
SIG Group (2) 21,237 463
Sika  10,902 2,769
Sonova Holding  3,642 1,271
Straumann Holding (2) 8,033 1,139
Swatch Group (2) 2,009 372
Swiss Life Holding (2) 2,059 1,681
Swiss Prime Site  5,368 613
Swiss Re (2) 21,555 3,291
Swisscom (2) 1,863 1,048
Temenos  4,160 354
UBS Group  234,571 8,271
VAT Group  1,875 720
Zurich Insurance Group  10,441 6,327
Total Switzerland (Cost $82,116) 117,912
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (1)(3) 3,218 —
Total United Arab Emirates (Cost $125) —
UNITED KINGDOM 14.3%
Common Stocks 14.3%
3i Group  69,575 3,343
Admiral Group  18,083 604
Anglo American  90,852 2,660
Ashtead Group  31,325 2,042
Associated British Foods  23,185 544
AstraZeneca  110,492 15,510
Auto Trader Group  62,145 605
Aviva  192,527 1,220
BAE Systems  215,973 3,265
Barclays  1,038,404 3,806
Barratt Redrow  95,723 536
Berkeley Group Holdings  7,096 339
BP  1,153,911 5,970
British American Tobacco  142,189 5,641
BT Group (2) 449,380 788
Bunzl  24,192 1,030
Canal+ (1) 45,164 103

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Centrica  358,103 629
Coca-Cola HBC  15,086 524
Compass Group  121,178 4,175
Croda International  9,213 379
Diageo  158,835 4,732
Endeavour Mining  12,725 259
Entain  44,657 388
Experian  65,748 3,239
Glencore  740,963 3,201
GSK  295,872 5,154
Haleon  550,433 2,566
Halma  27,369 1,025
Hargreaves Lansdown  24,705 337
Hikma Pharmaceuticals  11,557 328
HSBC Holdings  1,297,630 13,553
Imperial Brands  57,473 1,938
Informa  95,852 1,023
InterContinental Hotels Group  11,428 1,524
Intertek Group  11,209 707
J Sainsbury  122,778 386
JD Sports Fashion  179,977 197
Kingfisher  126,731 385
Land Securities Group  49,147 354
Legal & General Group  423,953 1,266
Lloyds Banking Group  4,384,597 3,371
London Stock Exchange Group  34,128 5,079
M&G  157,047 405
Marks & Spencer Group  142,438 590
Melrose Industries  89,559 676
Mondi  30,655 477
National Grid  348,933 4,233
NatWest Group  505,055 2,693
Next  8,577 1,054
Pearson  41,638 691
Persimmon  22,215 347
Phoenix Group Holdings  48,689 314
Prudential  193,450 1,610
Reckitt Benckiser Group  49,409 3,267
RELX  132,927 6,601
Rentokil Initial  182,083 892
Rio Tinto  80,474 4,846
Rolls-Royce Holdings (1) 607,252 4,528
Sage Group  72,246 1,201

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Schroders  55,976 244
Segro  89,253 789
Severn Trent  18,761 586
Shell  442,174 14,519
Smith & Nephew  60,722 770
Smiths Group  23,928 609
Spirax Group  5,112 508
SSE  79,206 1,596
Standard Chartered  150,517 2,024
Taylor Wimpey  245,836 364
Tesco  490,427 2,257
Unilever  176,993 10,138
United Utilities Group  47,354 598
Vodafone Group  1,595,387 1,359
Whitbread  12,461 432
Wise, Class A (1) 46,268 637
WPP  74,901 712
Total United Kingdom (Cost $153,897) 177,292
UNITED STATES 0.1%
Common Stocks 0.1%
Wix.com (1) 3,812 911
Total United States (Cost $796) 911
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 4.44% (4)(5) 29,018,957 29,019
Total Short-Term Investments (Cost $29,019) 29,019

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 4.44% (4)(5) 35,074,457 35,074
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 35,074
Total Securities Lending Collateral (Cost $35,074) 35,074
Total Investments in Securities  102.2%
(Cost $989,157) $ 1,264,272
Other Assets Less Liabilities (2.2)% (26,894)
Net Assets 100.0% $ 1,237,378
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2025.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 291 MSCI EAFE Index contracts 3/25 34,491 $ 707
Net payments (receipts) of variation margin to date (1,030)
Variation margin receivable (payable) on open futures contracts $ (323)

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ — $ — $ 343++
Totals $ —# $ — $ 343+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 51,092  ¤  ¤ $ 64,093
Total $ 64,093^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $343 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $64,093.

T. ROWE PRICE International Equity Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Equity Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Equity Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Equity Index Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 18,736 $ 1,175,547 $ — $ 1,194,283
Equity Funds 1,578 — — 1,578
Preferred Stocks — 4,318 — 4,318
Short-Term Investments 29,019 — — 29,019
Securities Lending Collateral 35,074 — — 35,074
Total Securities 84,407 1,179,865 — 1,264,272
Futures Contracts* 707 — — 707
Total $ 85,114 $ 1,179,865 $ — $ 1,264,979
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F135-054Q1 01/25